UNITED STATES
SECURITIES AND
EXCHANGE
COMMISSION
Washington, D.C
20549

					FORM 13F
				FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:
December 31, 2001 Check here if Amendment [ ];
Amendment Number:
This Amendment (Check only one.): [ ] is a
restatement.
						[ ] adds new
holdings entries.
Institutional Investment Manager Filing this Report:
Name :	NEUBERGER BERMAN, INC
Address:  605 THIRD AVENUE

	NEW YORK
	NEW YORK 10158-3698
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part(s) of this form.
Person signing this report on behalf of
Reporting Manager:
Name: KEVIN HANDWERKER
Title: SENIOR VICE PRESIDENT AND GENERAL COUNSEL
Phone: (212) 476-9850
Signature, Place, and Date of signing:
Kevin Handwerker, New York, New York, December
31, 2001
Report Type (Check only One)

[ ]  13F Holdings Report
[X]  13F Notice
[ ]  13F Combination Report
List of Other Managers reporting for this
Manager: NEUBERGER BERMAN, LLC
I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934